Financial instruments (Details 28) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial instruments [Line Items]
Financial assets	$ 291,790	$ 163,269
Financial liabilities	1,733,080	1,496,360
Other current financial liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	23,585	220,328
Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	300	163,568
Derivative instruments [Member]
Financial instruments [Line Items]
Financial liabilities	2,855	5,979
Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	15,145	13,494
Trade and other payables, current and non current [Member]
Financial instruments [Line Items]
Financial liabilities	163,751	196,280
Trade payables due to related parties, current [Member]
Financial instruments [Line Items]
Financial liabilities	9	1,365
Other non-current financial liabilities: [Member]
Financial instruments [Line Items]
Financial liabilities	1,330,382	1,031,507
Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	68,870	0
Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	1,249,479	1,031,507
Non-current hedging liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	12,033	0
Level 1 of fair value hierarchy [member] | Other current financial liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Derivative instruments [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Forwards [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Options [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Hedging Swaps [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Trade and other payables, current and non current [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Trade payables due to related parties, current [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Other non-current financial liabilities: [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Non-current hedging liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 2 of fair value hierarchy [member] | Other current financial liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 2 of fair value hierarchy [member] | Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	300	163,568
Level 2 of fair value hierarchy [member] | Derivative instruments [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 2 of fair value hierarchy [member] | Forwards [Member]
Financial instruments [Line Items]
Financial liabilities	2,723	5,534
Level 2 of fair value hierarchy [member] | Options [Member]
Financial instruments [Line Items]
Financial liabilities	132	445
Level 2 of fair value hierarchy [member] | Hedging Swaps [Member]
Financial instruments [Line Items]
Financial liabilities	5,285	37,287
Level 2 of fair value hierarchy [member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	15,145	13,494
Level 2 of fair value hierarchy [member] | Trade and other payables, current and non current [Member]
Financial instruments [Line Items]
Financial liabilities	163,751	196,280
Level 2 of fair value hierarchy [member] | Trade payables due to related parties, current [Member]
Financial instruments [Line Items]
Financial liabilities	9	1,365
Level 2 of fair value hierarchy [member] | Other non-current financial liabilities: [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 2 of fair value hierarchy [member] | Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	71,826	0
Level 2 of fair value hierarchy [member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	1,357,640	1,131,639
Level 2 of fair value hierarchy [member] | Non-current hedging liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	12,033	0
Level 3 of fair value hierarchy [member] | Other current financial liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Derivative instruments [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Forwards [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Options [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Hedging Swaps [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Trade and other payables, current and non current [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Trade payables due to related parties, current [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Other non-current financial liabilities: [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Non-current hedging liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair value Informative [Member] | Other current financial liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair value Informative [Member] | Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	300	163,568
Fair value Informative [Member] | Derivative instruments [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair value Informative [Member] | Forwards [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair value Informative [Member] | Options [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair value Informative [Member] | Hedging Swaps [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair value Informative [Member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	15,145	13,494
Fair value Informative [Member] | Trade and other payables, current and non current [Member]
Financial instruments [Line Items]
Financial liabilities	163,751	196,280
Fair value Informative [Member] | Trade payables due to related parties, current [Member]
Financial instruments [Line Items]
Financial liabilities	9	1,365
Fair value Informative [Member] | Other non-current financial liabilities: [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair value Informative [Member] | Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	71,826	0
Fair value Informative [Member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	1,357,640	1,131,639
Fair value Informative [Member] | Non-current hedging liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	0
Fair Value [Member] | Other current financial liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair Value [Member] | Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair Value [Member] | Derivative instruments [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair Value [Member] | Forwards [Member]
Financial instruments [Line Items]
Financial liabilities	2,723	5,534
Fair Value [Member] | Options [Member]
Financial instruments [Line Items]
Financial liabilities	132	445
Fair Value [Member] | Hedging Swaps [Member]
Financial instruments [Line Items]
Financial liabilities	5,285	37,287
Fair Value [Member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair Value [Member] | Trade and other payables, current and non current [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair Value [Member] | Trade payables due to related parties, current [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair Value [Member] | Other non-current financial liabilities: [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair Value [Member] | Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair Value [Member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair Value [Member] | Non-current hedging liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	12,033	0
Gross carrying amount [member]
Financial instruments [Line Items]
Financial liabilities	1,492,890	1,247,640
Gross carrying amount [member] | Other current financial liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Gross carrying amount [member] | Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	300	163,568
Gross carrying amount [member] | Derivative instruments [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Gross carrying amount [member] | Forwards [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Gross carrying amount [member] | Options [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Gross carrying amount [member] | Hedging Swaps [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Gross carrying amount [member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	15,145	13,494
Gross carrying amount [member] | Trade and other payables, current and non current [Member]
Financial instruments [Line Items]
Financial liabilities	163,751	196,280
Gross carrying amount [member] | Trade payables due to related parties, current [Member]
Financial instruments [Line Items]
Financial liabilities	9	1,365
Gross carrying amount [member] | Other non-current financial liabilities: [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Gross carrying amount [member] | Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	68,870	0
Gross carrying amount [member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	1,249,479	1,031,507
Gross carrying amount [member] | Non-current hedging liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Cash and cash equivalents [Member]
Financial instruments [Line Items]
Financial assets	556,066	630,438
Cash and cash equivalents [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Cash and cash equivalents [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	556,066	630,438
Cash and cash equivalents [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Cash and cash equivalents [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	556,066	630,438
Cash and cash equivalents [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	0	0
Cash and cash equivalents [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	556,066	630,438
Trade and other receivables, current [Member}
Financial instruments [Line Items]
Financial assets	464,855	446,875
Trade and other receivables, current [Member} | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Trade and other receivables, current [Member} | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	464,855	446,875
Trade and other receivables, current [Member} | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Trade and other receivables, current [Member} | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	464,855	446,875
Trade and other receivables, current [Member} | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	0	0
Trade and other receivables, current [Member} | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	464,855	446,875
Receivables due from related parties, current [Member]
Financial instruments [Line Items]
Financial assets	44,554	59,132
Receivables due from related parties, current [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Receivables due from related parties, current [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	44,554	59,132
Receivables due from related parties, current [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Receivables due from related parties, current [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	44,554	59,132
Receivables due from related parties, current [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	0	0
Receivables due from related parties, current [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	44,554	59,132
Other current financial assets: [Member]
Financial instruments [Line Items]
Financial assets	312,721	366,979
Other current financial assets: [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Other current financial assets: [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Other current financial assets: [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Other current financial assets: [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	0	0
Other current financial assets: [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	0	0
Other current financial assets: [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	0	0
Time deposits [Member]
Financial instruments [Line Items]
Financial assets	291,790	360,941
Time deposits [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Time deposits [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	291,790	360,941
Time deposits [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Time deposits [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	291,790	360,941
Time deposits [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	0	0
Time deposits [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	291,790	360,941
Derivative instruments [Member]
Financial instruments [Line Items]
Financial assets	2,693	6,038
Derivative instruments [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Derivative instruments [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Derivative instruments [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Derivative instruments [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	0	0
Derivative instruments [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	0	0
Derivative instruments [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	0	0
Forwards [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Forwards [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	2,637	2,744
Forwards [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Forwards [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	0	0
Forwards [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	2,637	2,744
Forwards [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	0	0
Options [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Options [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	56	110
Options [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Options [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	0	0
Options [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	56	110
Options [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	0	0
Hedging assets [Member]
Financial instruments [Line Items]
Financial assets	18,238	0
Hedging assets [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Hedging assets [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	3,184
Hedging assets [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Hedging assets [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	0	0
Hedging assets [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	0	3,184
Hedging assets [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	0	0
Investment Hedge Swaps [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets		0
Financial liabilities	0
Investment Hedge Swaps [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets		0
Financial liabilities	18,238
Investment Hedge Swaps [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets		0
Financial liabilities	0
Investment Hedge Swaps [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets		0
Financial liabilities	0
Investment Hedge Swaps [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets		0
Financial liabilities	18,238
Investment Hedge Swaps [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets		0
Financial liabilities	0
Non-current accounts receivable [Member]
Financial instruments [Line Items]
Financial assets	424	1,912
Non-current accounts receivable [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Non-current accounts receivable [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	1,912
Non-current accounts receivable [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Non-current accounts receivable [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	424	1,912
Non-current accounts receivable [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	0	0
Non-current accounts receivable [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	424	1,912
Other non-current financial assets: [Member]
Financial instruments [Line Items]
Financial assets	17,131	42,879
Other non-current financial assets: [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Other non-current financial assets: [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Other non-current financial assets: [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Other non-current financial assets: [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	0	0
Other non-current financial assets: [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	0	0
Other non-current financial assets: [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	0	0
Others [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Others [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	95	24,811
Others [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Others [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	95	24,811
Others [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	0	0
Others [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	95	24,811
Actions [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets		9,159
Financial liabilities	0
Actions [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets		0
Financial liabilities	0
Actions [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets		0
Financial liabilities	0
Actions [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets		0
Financial liabilities	0
Actions [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets		9,159
Financial liabilities	3,611
Actions [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets		0
Financial liabilities	0
Hedging Swaps [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Hedging Swaps [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	13,425	8,909
Hedging Swaps [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Hedging Swaps [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	0	0
Hedging Swaps [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	13,425	8,909
Hedging Swaps [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	$ 0	$ 0